Deposits Textual (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Commodity Based CDs [Member]	Dec. 31, 2013 Foreign Currency Based CDs [Member]	Dec. 31, 2013 Metal Based CDs [Member]
Time Deposit Liabilities [Line Items]
Time Deposit Liabilities, Description			During 2012 and 2013, EB had outstanding one commodity-based CD, the Diversified Commodities CD. The Diversified Commodities CD reference index is composed of ten equally weighted commodities (WTI crude oil, gold, silver, platinum, soybeans, corn, sugar, copper, nickel and lean hogs) and tied to spot pricing. Diversified Commodities CDs have a 100% participation factor, with a maximum market upside payment subject to a 10% cap of the individual commodities. The Diversified Commodities CD product was first issued March 29, 2011 and all such CDs mature by June 21, 2016.	During 2012 and 2013, EB had outstanding four foreign currency based CDs, the BRIC CD, the Currency Returns CD, the Emerging Markets CD and the Evolving Economies CD. The BRIC CD reference index is comprised of four equally weighted currencies: Brazilian real, Russian ruble, Indian rupee, and Chinese renminbi. The BRIC CD product was first issued on August 25, 2009 and all such CDs matured by December 13, 2012. The Currency Returns CD reference index is the Deutsche Bank Currency Returns (DBCR) Index. The DBCR Index seeks to replicate three strategies (carry, momentum, and valuation) that are employed in the foreign currency market and combines them all into a single equally weighted index. Currency Returns CDs have a 100% participation factor. The Currency Returns CD product was first issued on September 28, 2010 and all such CDs mature by November 14, 2014. The Emerging Markets CD reference index is comprised of four equally weighted currencies: Columbian peso, Israeli shekel, South Korean won, and Turkish lira. The Emerging Markets CD product was first issued on September 24, 2012 and all such CDs mature by September 25, 2017. The Evolving Economies CD reference index is comprised of four equally weighted currencies: Columbian peso, Indian rupee, Mexican peso, and Turkish lira. Evolving Economies CDs have a participation factor equal to the greater of 15% or the performance of the Evolving Economies CD reference index. The Evolving Economies CD product was first issued on September 23, 2013 and all such CDs mature by October 19, 2018.	During 2012 and 2013, EB had outstanding four metals-based CDs: Gold Bullion, Silver Bullion, Diversified Metals and Timeless Metals CDs. The Gold Bullion and Silver Bullion CDs are tied to spot pricing. The Gold Bullion CD product was first issued on October 25, 2005 and all such CDs mature by June 17, 2015. The Silver Bullion CD product was first issued on August 28, 2007 and all such CDs mature by June 16, 2016. The Diversified Metals CD reference index is composed of three equally weighted precious metal commodities (gold, silver, and platinum) and tied to spot pricing. Diversified Metal CDs have a 100% participation factor, with a maximum market upside payment limited to 50% of the principal deposit. The Diversified Metals CD product was first issued on May 25, 2010 and all such CDs mature by August 17, 2015. The Timeless Metals CD reference index is comprised of of five equally weighted precious metal commodities (copper, nickel, silver, platinum, and gold) and tied to spot pricing. Timeless Metals CDs have a 100% participation factor, with a maximum market upside payment limited to 50% of the principal deposit. The Timeless Metals CD product was first issued on June 21, 2011 and all such CDs mature by August 30, 2016.
Debt Instrument, Unamortized Discount (Premium), Net	$ 3,224	$ 5,179
Unamortized Options Related to Index-linked Time Deposits	5,943	7,578
Time Deposits, $100,000 or More	1,631,153	1,730,666
Index-linked Time Deposits	$ 164,232	$ 142,602